UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [  ] is a restatement.
                                  [ X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Platinum Investment Management, L.L.C
Address: 152 West 57th Street, 56th Floor

         New York, NY  10019

13F File Number:  28-12157

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stuart J. Rabin
Title:     Managing Member of SJR Holdings, L.L.C, a Manager
Phone:     212-884-8804

Signature, Place, and Date of Signing:

     Stuart J. Rabin     New York, NY     August 31, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     30

Form13F Information Table Value Total:     $131,881 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ATARI INC                      COM NEW          04651M204      199    60000 SH       Sole                    60000        0        0
AUTHENTIDATE HLDG CORP         COM              052666104      547   376910 SH       Sole                   376910        0        0
AUTOBYTEL INC                  COM              05275N106     2124   600000 SH       Sole                   600000        0        0
BEST BUY INC                   COM              086516101     2957    60700 SH       Sole                    60700        0        0
CAREER EDUCATION CORP          COM              141665109     4575   150000 SH       Sole                   150000        0        0
CITIGROUP INC                  COM              172967101     1027    20000 SH       Sole                    20000        0        0
DELL INC                       COM              24702R101     5222   225000 SH       Sole                   225000        0        0
DIAMOND OFFSHORE DRILLING IN   COM              25271C102     2024    25000 SH       Sole                    25000        0        0
DRUGSTORE COM INC              COM              262241102     1502   582000 SH       Sole                   582000        0        0
EAGLE MATERIALS INC            COM              26969p108     2075    46500 SH       Sole                    46500        0        0
EBAY INC                       COM              278642103     7127   215000 SH       Sole                   215000        0        0
ENERGY CONVERSION DEVICES IN   COM              292659109     9741   278800 SH       Sole                   278800        0        0
GENERAL ELECTRIC CO            COM              369604103      707    20000 SH       Sole                    20000        0        0
GILDAN ACTIVEWEAR INC          COM              375916103     1083    18400 SH       Sole                    18400        0        0
IDAHO GEN MINES INC            COM              451272306     2550   588831 SH       Sole                   588831        0        0
LCA-VISION INC                 COM PAR $.001    501803308     6178   150000 SH       Sole                   150000        0        0
MICROSOFT CORP                 COM              594918104    12541   450000 SH       Sole                   450000        0        0
MONSTER WORLDWIDE INC          COM              611742107     1421    30000 SH       Sole                    30000        0        0
NALCO HOLDING COMPANY          COM              62985Q101     5975   250000 SH       Sole                   250000        0        0
PENTAIR INC                    COM              709631105     2337    75000 SH       Sole                    75000        0        0
PFIZER INC                     COM              717081103     5683   225000 SH       Sole                   225000        0        0
PLANETOUT INC                  COM              727058109      680   200000 SH       Sole                   200000        0        0
QUALCOMM INC                   COM              747525103     6638   155600 SH       Sole                   155600        0        0
REALOGY CORP                   COM              75605E100     8883   300000 SH       Sole                   300000        0        0
RESEARCH IN MOTION LTD         COM              760975102    13649   100000 SH       Sole                   100000        0        0
TRANSOCEAN INC                 ORD              G90078109     4902    60000 SH       Sole                    60000        0        0
TYCO INTL LTD NEW              COM              902124106     4732   150000 SH       Sole                   150000        0        0
VALERO ENERGY CORP NEW         COM              91913Y100     6771   105000 SH       Sole                   105000        0        0
VIRGIN MEDIA INC               COM              92769L101     1894    75000 SH       Sole                    75000        0        0
XM SATELLITE RADIO HLDGS INC   CL A             983759101     6137   475000 SH       Sole                   475000        0        0